Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
In accordance with the rules of the SEC, we are disclosing information regarding compensation actually paid to our named executive officers and certain company performance measures for the fiscal years listed below. You should refer to the “Compensation Discussion and Analysis” section of this Proxy Statement for a complete description of how executive compensation relates to our performance and how the Compensation Committee makes decisions. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K promulgated by the SEC.
The following table sets forth additional compensation information of our CEO and our other named executive officers along with total shareholder return, net income, and Adjusted EBITDA performance results for 2022, 2021 and 2020.
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for CEO ($)(1)(2)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Adjusted EBITDA ($ in millions)(5)
					Total Shareholder Return(3) ($)	S&P Health Care Services Select Industry Index ($)(3)(4)
2022	6,754,639	10,072,293	1,943,041	315,954	201.68	116.36	178.5	342.9
2021	8,418,659	13,139,273	3,292,294	4,992,770	190.62	145.57	139.9	289.8
2020	1,137,554	1,137,554	1,118,132	1,085,922	104.83	133.00	(8.1)	221.7

(1) The CEO and other named executive officers for the applicable years were as follows:
•
2022: Mr. Rademacher (CEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Mr. Smyser (other named executive officers)

•
2021: Mr. Rademacher (CEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other named executive officers)

•
2020: Mr. Rademacher (CEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other named executive officers)

(2) A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and other NEOs is shown below:
	2022		2021		2020
	Mr. Rademacher ($)	Average Non-CEO NEOs ($)	Mr. Rademacher ($)	Average Non-CEO NEOs ($)	Mr. Rademacher ($)	Average Non-CEO NEOs ($)
Total Compensation from SCT	6,754,639	1,943,041	8,418,659	3,292,294	1,137,554	1,118,132
Adjustments for Equity Awards
Adjustment for grant date values in the SCT	(4,250,000)	(1,118,750)	(6,100,000)	(2,062,500)	0	(350,000)
Year-end fair value of unvested awards granted in the current year	6,696,727	1,101,338	10,820,614	3,311,688	0	358,614
Year-over-year difference of year-end fair values for unvested awards granted in prior years	870,928	180,475	0	441,168	0	1,667
Fair values at vest date for awards granted and vested in current year	0	0	0	0	0	0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	0	(38,507)	0	10,120	0	(42,492)
Forfeitures during current year equal to prior year-end fair value	0	(1,751,643)	0	0	0	0
Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0	0
Total Adjustments for Equity Awards	3,317,654	(1,627,088)	4,720,614	1,700,476	0	(32,210)
Compensation Actually Paid (as calculated)	10,072,293	315,954	13,139,273	4,992,770	1,137,554	1,085,922
(3) Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
(4) Our peer group for the total shareholder return calculation is the S&P Health Care Services Select Industry Index, which is the industry index used to show our performance in the 2022 Form 10-K.
(5) Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2022 to our company’s performance, is adjusted EBITDA. For these purposes, we define adjusted EBITDA, which is a non-GAAP figure, as net income before net interest expense, income tax expense, depreciation and amortization, stock-based compensation expense, and restructuring, integration and other expenses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The CEO and other named executive officers for the applicable years were as follows:
•
2022: Mr. Rademacher (CEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Mr. Smyser (other named executive officers)

•
2021: Mr. Rademacher (CEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other named executive officers)

•

Peer Group Issuers, Footnote [Text Block]	Our peer group for the total shareholder return calculation is the S&P Health Care Services Select Industry Index, which is the industry index used to show our performance in the 2022 Form 10-K.
PEO Total Compensation Amount	$ 6,754,639	$ 8,418,659	$ 1,137,554
PEO Actually Paid Compensation Amount	$ 10,072,293	13,139,273	1,137,554
Adjustment To PEO Compensation, Footnote [Text Block]	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and other NEOs is shown below:
	2022		2021		2020
	Mr. Rademacher ($)	Average Non-CEO NEOs ($)	Mr. Rademacher ($)	Average Non-CEO NEOs ($)	Mr. Rademacher ($)	Average Non-CEO NEOs ($)
Total Compensation from SCT	6,754,639	1,943,041	8,418,659	3,292,294	1,137,554	1,118,132
Adjustments for Equity Awards
Adjustment for grant date values in the SCT	(4,250,000)	(1,118,750)	(6,100,000)	(2,062,500)	0	(350,000)
Year-end fair value of unvested awards granted in the current year	6,696,727	1,101,338	10,820,614	3,311,688	0	358,614
Year-over-year difference of year-end fair values for unvested awards granted in prior years	870,928	180,475	0	441,168	0	1,667
Fair values at vest date for awards granted and vested in current year	0	0	0	0	0	0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	0	(38,507)	0	10,120	0	(42,492)
Forfeitures during current year equal to prior year-end fair value	0	(1,751,643)	0	0	0	0
Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0	0
Total Adjustments for Equity Awards	3,317,654	(1,627,088)	4,720,614	1,700,476	0	(32,210)
Compensation Actually Paid (as calculated)	10,072,293	315,954	13,139,273	4,992,770	1,137,554	1,085,922

Non-PEO NEO Average Total Compensation Amount	$ 1,943,041	3,292,294	1,118,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 315,954	4,992,770	1,085,922
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and other NEOs is shown below:
	2022		2021		2020
	Mr. Rademacher ($)	Average Non-CEO NEOs ($)	Mr. Rademacher ($)	Average Non-CEO NEOs ($)	Mr. Rademacher ($)	Average Non-CEO NEOs ($)
Total Compensation from SCT	6,754,639	1,943,041	8,418,659	3,292,294	1,137,554	1,118,132
Adjustments for Equity Awards
Adjustment for grant date values in the SCT	(4,250,000)	(1,118,750)	(6,100,000)	(2,062,500)	0	(350,000)
Year-end fair value of unvested awards granted in the current year	6,696,727	1,101,338	10,820,614	3,311,688	0	358,614
Year-over-year difference of year-end fair values for unvested awards granted in prior years	870,928	180,475	0	441,168	0	1,667
Fair values at vest date for awards granted and vested in current year	0	0	0	0	0	0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	0	(38,507)	0	10,120	0	(42,492)
Forfeitures during current year equal to prior year-end fair value	0	(1,751,643)	0	0	0	0
Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0	0
Total Adjustments for Equity Awards	3,317,654	(1,627,088)	4,720,614	1,700,476	0	(32,210)
Compensation Actually Paid (as calculated)	10,072,293	315,954	13,139,273	4,992,770	1,137,554	1,085,922

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Financial Performance Measures
In our assessment, the following table lists the most important financial measures we used to link compensation actually paid to the named executive officers for 2022 to our performance.
Adjusted EBITDA Adjusted EBITDA Growth Revenue Growth Cash Flow from Operations Growth Stock Price

Total Shareholder Return Amount	$ 201.68	190.62	104.83
Peer Group Total Shareholder Return Amount	116.36	145.57	133
Net Income (Loss)	$ 178,500,000	$ 139,900,000	$ (8,100,000)
Company Selected Measure Amount	342.9	289.8	221.7
PEO Name	Mr. Rademacher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2022 to our company’s performance, is adjusted EBITDA. For these purposes, we define adjusted EBITDA, which is a non-GAAP figure, as net income before net interest expense, income tax expense, depreciation and amortization, stock-based compensation expense, and restructuring, integration and other expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Adjustment For Grant Date Values In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,250,000)	$ (6,100,000)	$ 0
PEO [Member] | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,696,727	10,820,614	0
PEO [Member] | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	870,928	0	0
PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments For Equity Awards[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,317,654	4,720,614	0
Non-PEO NEO [Member] | Adjustment For Grant Date Values In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,118,750)	(2,062,500)	(350,000)
Non-PEO NEO [Member] | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,101,338	3,311,688	358,614
Non-PEO NEO [Member] | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	180,475	441,168	1,667
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,507)	10,120	(42,492)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,751,643)	0	0
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments For Equity Awards[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,627,088)	$ 1,700,476	$ (32,210)